Subsequent Events - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Mar. 31, 2022	Nov. 01, 2021	Jan. 31, 2022	Aug. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					0
SightPlan | Forecast
Subsequent Event [Line Items]
Cash consideration	$ 135
Restricted Stock Units | 2021 Equity Incentive Plan
Subsequent Event [Line Items]
Share-based compensation arrangement, other than options granted		72		354
Subsequent Events | ESPP | Class A Common Stock
Subsequent Event [Line Items]
Share-based compensation arrangement shares purchased			75,000
Subsequent Events | Restricted Stock Units | 2021 Equity Incentive Plan
Subsequent Event [Line Items]
Share-based compensation arrangement, other than options granted			1,521,000
Subsequent Events | Option | 2021 Equity Incentive Plan
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			175,000